Quarterly Holdings Report
for
Fidelity® Environmental Bond Fund
November 30, 2024
ENB-NPRT1-0125
1.9901920.103
Asset-Backed Securities - 3.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.0%
Goodleap Sustainable Home Solution Trust Series 2021-5CS Class A, 2.31% 10/20/2048 (b)	287,583	230,605
Goodleap Sustainable Home Solution Trust Series 2023-4C Class A, 6.48% 3/20/2057 (b)	91,033	91,729
Goodleap Sustainable Home Solution Trust Series 2024-1GS Class A, 6.25% 6/20/2057 (b)	96,238	96,179
Helios Issuer LLC Series 2022-A Class A, 2.79% 2/22/2049 (b)	210,796	184,893
Hertz Vehicle Financing III LLC Series 2023-1A Class A, 5.49% 6/25/2027 (b)	100,000	100,439
Mosaic Solar Loans LLC Series 2024-1A Class A, 5.5% 9/20/2049 (b)	85,589	84,125
Sunrun Callisto Issuer LLC Series 2021-2A Class A, 2.27% 1/30/2057 (b)	168,743	147,432
Sunrun Julius Issuer LLC Series 2023-2A Class A1, 6.6% 1/30/2059 (b)	146,223	145,668
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	51,000	51,188
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	38,000	38,378
TOTAL UNITED STATES		1,170,636
TOTAL ASSET-BACKED SECURITIES (Cost $1,270,645)		1,170,636

Commercial Mortgage Securities - 2.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.3%
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (b)	100,000	103,174
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-KG03 Class A2, 1.297% 6/25/2030 (c)	160,000	135,522
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-KG07 Class A2, 3.123% 8/25/2032	200,000	181,820
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-KSG4 Class A2, 3.4% 8/25/2032 (c)	200,000	185,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-KG08 Class A2, 4.134% 5/25/2033	300,000	290,850
TOTAL UNITED STATES		896,516
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $934,111)		896,516

Foreign Government and Government Agency Obligations - 1.5%
		Principal Amount (a)	Value ($)
GERMANY - 1.0%
German Federal Republic 0% 10/10/2025 (d)	EUR	300,000	311,163
German Federal Republic 0% 8/15/2030 (d)	EUR	55,000	52,290
German Federal Republic 1.3% 10/15/2027 (d)	EUR	41,000	42,680
TOTAL GERMANY			406,133
UNITED KINGDOM - 0.2%
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (d)	GBP	55,000	56,919
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (d)	GBP	20,000	25,692
TOTAL UNITED KINGDOM			82,611
URUGUAY - 0.3%
Uruguay Republic 5.75% 10/28/2034		100,000	104,906
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $597,320)			593,650

Non-Convertible Corporate Bonds - 37.9%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lendlease Finance Ltd 3.4% 10/27/2027 (d)	AUD	20,000	12,221
BELGIUM - 0.5%
Financials - 0.5%
Banks - 0.5%
KBC Group NV 4.932% 10/16/2030 (b)(c)		200,000	198,612
CANADA - 0.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
TELUS Corp 3.4% 5/13/2032		300,000	270,172
CHINA - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		100,000	86,269
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033		200,000	198,398

TOTAL CHINA			284,667
DENMARK - 0.6%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 4.75% 6/21/2030 (c)(d)	EUR	100,000	113,586
Industrials - 0.3%
Marine Transportation - 0.3%
AP Moller - Maersk A/S 5.875% 9/14/2033 (b)		100,000	105,266
TOTAL DENMARK			218,852
FINLAND - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Elisa Oyj 4% 1/27/2029 (d)	EUR	100,000	110,055
FRANCE - 1.3%
Financials - 1.3%
Banks - 1.3%
BNP Paribas SA 0.5% 5/30/2028 (c)(d)	EUR	100,000	99,468
BNP Paribas SA 1.675% 6/30/2027 (b)(c)		200,000	190,006
BNP Paribas SA 5.497% 5/20/2030 (b)(c)		200,000	203,232

TOTAL FRANCE			492,706
GERMANY - 2.0%
Consumer Discretionary - 0.8%
Automobile Components - 0.8%
ZF Finance GmbH 2% 5/6/2027 (d)	EUR	100,000	99,599
ZF North America Capital Inc 6.75% 4/23/2030 (b)		100,000	97,590
ZF North America Capital Inc 6.875% 4/23/2032 (b)		100,000	96,067
			293,256
Materials - 0.3%
Chemicals - 0.3%
Evonik Industries AG 1.375% 9/2/2081 (c)(d)	EUR	100,000	101,088
Construction Materials - 0.0%
Heidelberg Materials AG 3.95% 7/19/2034 (d)	EUR	10,000	10,934
Utilities - 0.9%
Electric Utilities - 0.5%
Amprion GmbH 3.875% 9/7/2028 (d)	EUR	100,000	109,214
EnBW Energie Baden-Wuerttemberg AG 1.875% 6/29/2080 (c)(d)	EUR	100,000	103,044
			212,258
Independent Power and Renewable Electricity Producers - 0.4%
RWE Finance US LLC 6.25% 4/16/2054 (b)		150,000	155,467
TOTAL UTILITIES			367,725

TOTAL GERMANY			773,003
IRELAND - 1.7%
Financials - 0.6%
Banks - 0.6%
AIB Group PLC 2.875% 5/30/2031 (c)(d)	EUR	125,000	130,894
Bank of Ireland Group PLC 5% 7/4/2031 (c)(d)	EUR	100,000	115,523
			246,417
Materials - 1.1%
Containers & Packaging - 1.1%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030 (b)		200,000	202,720
Smurfit Westrock Financing DAC 5.418% 1/15/2035 (b)		200,000	204,007
			406,727
TOTAL IRELAND			653,144
ITALY - 1.0%
Utilities - 1.0%
Electric Utilities - 1.0%
Enel Finance International NV 5.125% 6/26/2029 (b)		400,000	403,636
JAPAN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
NTT Finance Corp 4.372% 7/27/2027 (b)		100,000	99,384
LUXEMBOURG - 1.1%
Financials - 0.6%
Financial Services - 0.6%
Acef Holding SCA 1.25% 4/26/2030 (d)	EUR	100,000	94,912
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (d)	EUR	100,000	113,657
			208,569
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (d)	EUR	100,000	95,136
P3 Group Sarl 4% 4/19/2032 (d)	EUR	100,000	107,564
			202,700
TOTAL LUXEMBOURG			411,269
NETHERLANDS - 0.5%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
REWE International Finance BV 4.875% 9/13/2030 (d)	EUR	100,000	114,234
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CTP NV 1.5% 9/27/2031 (d)	EUR	100,000	91,908
TOTAL NETHERLANDS			206,142
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 4% 3/14/2029 (c)(d)	EUR	100,000	109,984
PORTUGAL - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
EDP SA 1.7% 7/20/2080 (c)(d)	EUR	100,000	104,150
SPAIN - 0.2%
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)		100,000	94,576
UNITED KINGDOM - 1.9%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (b)		100,000	88,097
Financials - 1.1%
Banks - 1.1%
Lloyds Banking Group PLC 3.875% 5/14/2032 (c)(d)	EUR	100,000	109,329
NatWest Group PLC 3.673% 8/5/2031 (c)(d)	EUR	100,000	108,876
NatWest Group PLC 4.964% 8/15/2030 (c)		200,000	199,357
			417,562
Utilities - 0.6%
Electric Utilities - 0.3%
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (d)	EUR	100,000	107,403
Water Utilities - 0.3%
Severn Trent Utilities Finance PLC 4% 3/5/2034 (d)	EUR	100,000	109,427
TOTAL UTILITIES			216,830

TOTAL UNITED KINGDOM			722,489
UNITED STATES - 24.5%
Communication Services - 2.4%
Diversified Telecommunication Services - 1.9%
AT&T Inc 5.4% 2/15/2034		150,000	154,203
Verizon Communications Inc 2.55% 3/21/2031		50,000	43,719
Verizon Communications Inc 3.875% 2/8/2029		450,000	438,035
Verizon Communications Inc 5.05% 5/9/2033		100,000	101,185
			737,142
Entertainment - 0.3%
Netflix Inc 4.9% 8/15/2034		100,000	100,634
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 4.2% 10/1/2029		100,000	97,852
TOTAL COMMUNICATION SERVICES			935,628

Consumer Discretionary - 1.2%
Automobiles - 1.2%
Ford Motor Co 3.25% 2/12/2032		175,000	149,269
General Motors Co 5.4% 10/15/2029		200,000	203,328
General Motors Financial Co Inc 4.9% 10/6/2029		100,000	99,606
			452,203
Consumer Staples - 2.5%
Beverages - 0.2%
PepsiCo Inc 3.9% 7/18/2032		100,000	95,519
Consumer Staples Distribution & Retail - 0.7%
Walmart Inc 1.8% 9/22/2031		300,000	255,638
Food Products - 1.6%
Bunge Ltd Fin Corp 4.1% 1/7/2028		55,000	54,091
Bunge Ltd Fin Corp 4.2% 9/17/2029		100,000	98,055
General Mills Inc 2.25% 10/14/2031		450,000	382,923
Mondelez International Inc 4.75% 8/28/2034		100,000	98,133
			633,202
TOTAL CONSUMER STAPLES			984,359

Financials - 7.1%
Banks - 4.8%
Bank of America Corp 5.425% 8/15/2035 (c)		100,000	99,939
Bank of America Corp 6.204% 11/10/2028 (c)		290,000	301,866
Fifth Third Bancorp 1.707% 11/1/2027 (c)		300,000	283,255
Fifth Third Bancorp 4.895% 9/6/2030 (c)		100,000	99,575
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 9/15/2030 (b)		100,000	87,848
JPMorgan Chase & Co 6.07% 10/22/2027 (c)		200,000	204,737
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)		200,000	199,931
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (c)		200,000	198,071
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (c)		100,000	101,755
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (c)		150,000	155,440
Santander Holdings USA Inc 5.807% 9/9/2026 (c)		43,000	43,209
Wells Fargo & Co 4.54% 8/15/2026 (c)		100,000	99,765
			1,875,391
Capital Markets - 1.3%
Moody's Corp 5% 8/5/2034		100,000	100,489
Nuveen LLC 5.55% 1/15/2030 (b)		18,000	18,562
S&P Global Inc 2.7% 3/1/2029		400,000	371,923
			490,974
Consumer Finance - 0.5%
Ford Motor Credit Co LLC 5.125% 11/5/2026		200,000	199,584
Financial Services - 0.2%
Mastercard Inc 4.35% 1/15/2032		100,000	98,254
Insurance - 0.3%
Pine Street Trust III 6.223% 5/15/2054 (b)		100,000	105,982
TOTAL FINANCIALS			2,770,185

Health Care - 2.1%
Health Care Providers & Services - 1.4%
CVS Health Corp 5.25% 1/30/2031		100,000	100,243
CVS Health Corp 5.875% 6/1/2053		50,000	49,285
Humana Inc 5.375% 4/15/2031		122,000	123,273
Icon Investments Six DAC 6% 5/8/2034		200,000	205,605
Kaiser Foundation Hospitals 3.15% 5/1/2027		50,000	48,600
			527,006
Pharmaceuticals - 0.7%
Merck & Co Inc 1.9% 12/10/2028		300,000	272,485
TOTAL HEALTH CARE			799,491

Industrials - 0.5%
Ground Transportation - 0.5%
Uber Technologies Inc 4.8% 9/15/2034		100,000	97,890
Uber Technologies Inc 5.35% 9/15/2054		100,000	97,545
			195,435
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices Inc 1.7% 10/1/2028		300,000	271,320
Micron Technology Inc 2.703% 4/15/2032		200,000	170,961
			442,281
Software - 0.7%
Autodesk Inc 2.4% 12/15/2031		300,000	257,417
TOTAL INFORMATION TECHNOLOGY			699,698

Materials - 0.8%
Chemicals - 0.8%
Dow Chemical Co/The 5.15% 2/15/2034		200,000	200,762
LYB International Finance III LLC 5.625% 5/15/2033		100,000	103,414
			304,176
Real Estate - 2.0%
Diversified REITs - 0.3%
WP Carey Inc 2.45% 2/1/2032		150,000	125,794
Health Care REITs - 0.4%
Healthpeak OP LLC 2.125% 12/1/2028		150,000	136,058
Office REITs - 0.4%
Boston Properties LP 6.75% 12/1/2027		22,000	23,034
Hudson Pacific Properties LP 5.95% 2/15/2028		151,000	135,184
			158,218
Residential REITs - 0.9%
American Homes 4 Rent LP 5.5% 2/1/2034		50,000	50,883
UDR Inc 1.9% 3/15/2033		375,000	295,379
			346,262
TOTAL REAL ESTATE			766,332

Utilities - 4.1%
Electric Utilities - 2.7%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		100,000	86,858
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		325,000	305,504
MidAmerican Energy Co 5.35% 1/15/2034		150,000	155,173
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		100,000	95,716
Pacific Gas and Electric Co 5.9% 10/1/2054		53,000	54,410
Pacific Gas and Electric Co 6.7% 4/1/2053		100,000	112,334
Public Service Electric and Gas Co 4.65% 3/15/2033		100,000	99,136
Puget Sound Energy Inc 5.448% 6/1/2053		100,000	100,744
Wisconsin Power and Light Co 4.95% 4/1/2033		50,000	49,973
			1,059,848
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp/The 2.45% 1/15/2031		400,000	339,031
AES Corp/The 5.45% 6/1/2028		100,000	101,121
			440,152
Multi-Utilities - 0.3%
New York State Electric & Gas Corp 5.3% 8/15/2034 (b)		100,000	100,926
TOTAL UTILITIES			1,600,926

TOTAL UNITED STATES			9,508,433
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $14,982,137)			14,673,495

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Terna - Rete Elettrica Nazionale 2.375% (c)(d)(e)	EUR	100,000	102,861
NETHERLANDS - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
TenneT Holding BV 4.625% (c)(d)(e)	EUR	100,000	109,833
TOTAL PREFERRED SECURITIES (Cost $221,136)			212,694

U.S. Government Agency - Mortgage Securities - 16.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 16.8%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	206,746	175,079
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	118,916	106,986
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	169,657	153,274
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	183,371	147,434
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	88,693	74,432
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	884,988	774,755
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	555,772	534,577
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	272,992	268,002
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	190,972	187,482
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	191,975	188,526
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	96,021	94,266
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	133,186	133,076
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	82,470	82,408
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	61,176	62,680
Freddie Mac Gold Pool 1.5% 12/1/2031	202,036	186,748
Freddie Mac Gold Pool 2% 1/1/2052	713,539	573,030
Freddie Mac Gold Pool 2% 3/1/2052	224,148	179,869
Freddie Mac Gold Pool 2% 4/1/2051	76,639	61,763
Freddie Mac Gold Pool 2.5% 2/1/2052	697,186	585,090
Freddie Mac Gold Pool 2.5% 3/1/2052	897,987	753,606
Freddie Mac Gold Pool 3.5% 6/1/2052	88,235	80,035
Freddie Mac Gold Pool 4% 12/1/2052	369,141	345,443
Freddie Mac Gold Pool 5% 6/1/2053	186,281	182,934
Freddie Mac Gold Pool 5.5% 10/1/2053	184,084	183,932
Freddie Mac Gold Pool 6.5% 1/1/2053	54,936	56,506
Freddie Mac Gold Pool 6.5% 6/1/2053	52,935	54,277
Ginnie Mae II Pool 2% 2/20/2051	181,382	149,291
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (f)	175,000	146,508
TOTAL UNITED STATES		6,522,009
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,813,113)		6,522,009

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Tennessee Valley Authority 1.5% 9/15/2031 (Cost $199,974)	200,000	167,748

U.S. Treasury Obligations - 35.3%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 2% 11/15/2041 (h)	2.12 to 2.14	1,770,000	1,252,897
US Treasury Bonds 2.875% 5/15/2052	3.42	625,000	469,312
US Treasury Bonds 3.625% 2/15/2053	3.56	100,000	87,148
US Treasury Bonds 3.625% 5/15/2053	3.78 to 4.00	405,000	353,299
US Treasury Bonds 4.125% 8/15/2053	4.73	270,000	257,586
US Treasury Bonds 4.25% 2/15/2054	4.03 to 4.79	570,000	556,730
US Treasury Bonds 4.25% 8/15/2054	3.97 to 4.55	580,000	567,222
US Treasury Bonds 4.625% 5/15/2054	4.43 to 4.64	350,000	363,836
US Treasury Bonds 4.75% 11/15/2053	4.05 to 4.52	190,000	201,059
US Treasury Notes 2.875% 5/15/2032	3.00	63,000	57,864
US Treasury Notes 3.5% 1/31/2028	3.59 to 4.86	53,000	52,024
US Treasury Notes 3.5% 9/30/2029	4.06	550,000	535,777
US Treasury Notes 3.625% 9/30/2031	3.60 to 4.23	1,450,000	1,406,500
US Treasury Notes 3.75% 8/31/2031	3.61 to 3.82	730,000	713,489
US Treasury Notes 3.875% 8/15/2034	3.65 to 4.20	350,000	341,059
US Treasury Notes 3.875% 9/30/2029	3.46	95,000	94,046
US Treasury Notes 4% 1/31/2031	4.16 to 4.72	800,000	794,469
US Treasury Notes 4% 2/15/2034	4.08	120,000	118,191
US Treasury Notes 4% 7/31/2030	4.26 to 4.42	1,520,000	1,511,094
US Treasury Notes 4.125% 10/31/2031	4.39	300,000	299,859
US Treasury Notes 4.125% 7/31/2028	4.13	350,000	350,014
US Treasury Notes 4.125% 7/31/2031	3.96 to 4.19	1,550,000	1,549,051
US Treasury Notes 4.25% 11/15/2034	4.45	400,000	401,813
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.21	705,000	708,690
US Treasury Notes 4.25% 2/28/2031	4.21	150,000	150,967
US Treasury Notes 4.375% 11/30/2030	3.96	300,000	303,926
US Treasury Notes 4.625% 9/30/2028	4.60	190,000	193,340
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,310,125)			13,691,262

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $667,977)	4.64	667,843	667,977

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $39,996,538)	38,595,987
NET OTHER ASSETS (LIABILITIES) - 0.6%	230,518
NET ASSETS - 100.0%	38,826,505

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	4	Mar 2025	430,406	3,526	3,526

Sold

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	10	Dec 2024	1,266,515	(8,776)	(8,776)
Eurex Euro-Bund Contracts (Germany)	3	Dec 2024	427,286	(3,173)	(3,173)
Eurex Euro-Schatz Contracts (Germany)	11	Dec 2024	1,244,608	(3,982)	(3,982)

TOTAL SOLD					(15,931)

TOTAL FUTURES CONTRACTS					(12,405)
The notional amount of futures purchased as a percentage of Net Assets is 1.1%
The notional amount of futures sold as a percentage of Net Assets is 7.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	4,000	USD	4,418	JPMorgan Chase Bank NA	12/05/24	(190)
EUR	5,000	USD	5,500	JPMorgan Chase Bank NA	12/05/24	(216)
EUR	8,000	USD	8,697	JPMorgan Chase Bank NA	12/05/24	(243)
EUR	2,000	USD	2,117	JPMorgan Chase Bank NA	12/05/24	(3)
GBP	2,000	USD	2,594	JPMorgan Chase Bank NA	12/05/24	(49)
USD	5,449	EUR	5,000	JPMorgan Chase Bank NA	12/05/24	165
USD	135,914	EUR	125,000	JPMorgan Chase Bank NA	12/05/24	3,808
USD	3,144	EUR	3,000	JPMorgan Chase Bank NA	12/05/24	(26)
USD	101,809	GBP	76,000	Goldman Sachs Bank USA/New York NY	12/05/24	5,103
EUR	4,000	USD	4,350	BROWN BROTHERS HARRIMAN AND CO	12/05/24	(122)
EUR	5,000	USD	5,413	ROYAL BANK OF CANADA	12/05/24	(129)
EUR	2,000	USD	2,115	ROYAL BANK OF CANADA	12/05/24	(2)
USD	13,162	AUD	19,000	ROYAL BANK OF CANADA	12/05/24	769
EUR	4,000	USD	4,390	CITIBANK NA	12/05/24	(162)
EUR	4,000	USD	4,319	CITIBANK NA	12/05/24	(92)
USD	2,886,426	EUR	2,575,000	CITIBANK NA	12/05/24	165,043
USD	8,863	EUR	8,000	CITIBANK NA	12/05/24	408
USD	16,662	EUR	15,000	BANK OF AMERICA NA	12/05/24	809
USD	31,480	EUR	29,000	BANK OF AMERICA NA	12/05/24	831
USD	7,599	EUR	7,000	BANK OF AMERICA NA	12/05/24	201
USD	3,275	EUR	3,000	BANK OF AMERICA NA	12/05/24	105
USD	8,497	EUR	8,000	BANK OF AMERICA NA	12/05/24	42
EUR	3,000	USD	3,302	BNP PARIBAS, NY BRANCH	12/05/24	(131)
EUR	49,000	USD	53,168	BNP PARIBAS, NY BRANCH	12/05/24	(1,382)
EUR	2,000	USD	2,148	BNP PARIBAS, NY BRANCH	12/05/24	(35)
EUR	3,000	USD	3,179	BNP PARIBAS, NY BRANCH	12/05/24	(8)
USD	7,831	EUR	7,000	BNP PARIBAS, NY BRANCH	12/05/24	433
USD	2,186	EUR	2,000	BNP PARIBAS, NY BRANCH	12/05/24	72
USD	7,575	EUR	7,000	BNP PARIBAS, NY BRANCH	12/05/24	177
USD	3,167	EUR	3,000	BNP PARIBAS, NY BRANCH	12/05/24	(3)
USD	2,081	EUR	2,000	BNP PARIBAS, NY BRANCH	12/05/24	(33)
USD	4,195	EUR	4,000	BNP PARIBAS, NY BRANCH	12/05/24	(33)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						175,107
Unrealized Appreciation						177,966
Unrealized Depreciation						(2,859)

Currency Abbreviations
AUD	-	Australian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,812,647 or 9.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,973,645 or 7.7% of net assets.

(e)	Security is perpetual in nature with no stated maturity date.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $42,471.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	674,248	4,847,775	4,854,046	9,483	-	-	667,977	0.0%
Total	674,248	4,847,775	4,854,046	9,483	-	-	667,977

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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